Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventories
	December 31, 2021	December 31, 2020
Frozen fish and marine catches - warehouse	$24,318,276	$44,272,021
Frozen fish and marine catches - work in progress	22,098,951	20,702,914
Frozen fish and marine catches - in transit	34,446,272	18,761,950
	80,863,499	83,736,885
Less: reserve for inventories	(25,893,526)	(16,125,749)
	$54,969,973	$67,611,136